UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

U.S. Bond Enhanced Index Fund	April 30, 2020
PBDIX	Investor Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

HIGHLIGHTS

■	The U.S. Bond Enhanced Index Fund produced positive returns but underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the reporting period.

■	The fund’s structural preference to underweight U.S. Treasuries while overweighting investment-grade corporate bonds hindered relative performance as market conditions deteriorated.

■	Overall, we made slight changes to the fund’s sector allocations and are holding on to current positioning with the expectation that as the Fed’s programs take effect, we should experience a recovery in some of the hardest hit areas of the markets.

■	The recent market volatility and deep losses across many asset classes is a reminder of the value of a high-quality bond allocation. Although relative performance has been somewhat challenged year-to-date, we aim to help provide investors with downside protection in times of turbulence.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets experienced extraordinary volatility during the first half of your fund’s fiscal year, the six-month period ended April 30, 2020, as the spread of the coronavirus led to the shutdown of significant portions of most major economies. After reaching record highs, stocks recorded their steepest declines since the global financial crisis a decade ago, while demand for safe-haven securities sent Treasury yields to all-time lows.

As a result of the improving trade situation between the U.S. and China and central bank stimulus, the outlook for 2020 appeared promising. However, market sentiment began to shift in January amid news of the coronavirus outbreak in China’s Hubei province.

Although the effect was initially muted, with the S&P 500 Index advancing to a record high on February 19, stocks began falling amid reports of major outbreaks in South Korea, Iran, and Italy and scattered infections in dozens of other countries. The major indexes continued their slide as cases mounted in the U.S. and New York City became the epicenter of the pandemic.

The economic toll of the virus became evident as governments throughout the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, came to a virtual halt. In the last six weeks of the period, over 30 million Americans—almost one-fifth of the workforce—filed unemployment claims.

In response to the rapid contraction in economic activity, global central banks took firmly accommodative steps, and many governments around the world passed emergency spending packages. In the U.S., the Federal Reserve cut its short-term lending rate to near zero and began purchasing government and corporate bonds to stimulate the economy and supply liquidity in the fixed income market. The federal government also provided trillions in fiscal support in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Boosted by the support, market volatility calmed somewhat by the end of March, and most sectors recouped some of their losses with a strong rally that started in late March and continued throughout April.

Global equity returns for the six-month period were broadly negative, but U.S. large-cap growth stocks finished with positive results. Sector returns were mixed. Energy shares fared the worst as a supply glut and shrinking demand briefly sent the price of oil into negative territory. Health care and information technology shares were the strongest performers.

As a result of the drop in yields, U.S. Treasuries were the top performers in the fixed income universe. Other U.S. investment-grade bonds were also generally positive, but municipal debt was pressured as state and local governments grappled with the loss of tax revenue and mounting expenses as a result of the pandemic. Riskier fixed income sectors such as high yield and emerging markets bonds tumbled during the March sell-off but regained some ground in April.

Looking ahead, the range of possible economic outcomes is especially broad as a result of the unprecedented nature of this crisis—simply stated, we are in uncharted territory. Volatility is likely as investors react to both hopeful and disappointing news in the fight against the virus. We are early in the journey toward recovery, and there is certainly a possibility we could give back some of April’s gains.

In the meantime, our team of investment professionals is focusing on what the postcrisis world will look like. Certain consumer behaviors have been altered, and it is also possible that this crisis will accelerate trends that were already in place. In particular, the pandemic seems to have given a boost to the digitization of the economy, or the shift to online purchases for a widening array of goods and services.

Your fund’s portfolio manager will be carefully monitoring developments, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well in this uncertain environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

FUND COMMENTARY

How did the fund perform in the past six months?

Your fund returned 4.17% for the six months through April 30, 2020, moderately underperforming the Bloomberg Barclays U.S. Aggregate Bond Index, as shown in the Performance Comparison table. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

While we were defensively positioned in anticipation of market volatility heading into 2020, the fund’s structural preference to underweight U.S. Treasuries while overweighting investment-grade corporate bonds to incrementally increase yield versus the benchmark hindered relative performance as market conditions deteriorated. The global outbreak of the coronavirus and a steep plunge in oil prices deeply weighed on fixed income credit sectors.

While we were notionally overweight to investment-grade corporates, the fund’s risk exposure in the corporate sector was underweight relative to the benchmark. To achieve this risk profile, our corporate allocation is typically shorter in duration and more defensive than the index. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.)

Investment-grade corporate bonds were hit particularly hard in March’s risk sell-off. Credit spreads spiked to their highest levels since the global financial crisis as markets digested the economic consequences of slowing the spread of the coronavirus, and downgrade risk increased in the most affected industries. Our bias, described above, for the intermediate-term area of the corporate credit curve, which normally offers a much more compelling risk/return profile than the long end, detracted in an extreme flight to quality with investors seeking to sell more liquid assets to raise cash.

In response to the rapid contraction in economic activity, the Federal Reserve and nearly all major global central banks took major accommodative steps. The Fed announced that it would be purchasing Treasuries, agency mortgage-backed securities (MBS), and shorter-maturity investment-grade corporate bonds to stimulate the economy and provide liquidity in the fixed income market. This move helped stabilize the elevated MBS market volatility, and overweighting agency MBS contributed to performance as the sector benefited from the Fed’s quantitative easing measures.

A longer-duration posture also added some value as Treasury yields declined amid strong demand. The fund also maintains positions in interest rate derivatives to help manage portfolio duration, and these positions positively affected performance.

Despite entering the coronavirus crisis possessing strong fundamentals due to generally solid household balance sheets and a healthy real estate market, positions in securitized credit sectors—in particular, commercial mortgage-backed securities—were detrimental as the economy shut down in response to the coronavirus.

In addition to concerns about a rise in loan delinquencies stemming from business closures and a spike in unemployment, securitized credit was also harshly impacted by a lack of market liquidity in mid-March after initially holding up relatively well. Some levered investors such as hedge funds and real estate investment trusts became forced sellers of securitized products due to redemptions and margin calls, and risk-averse dealers were unable to absorb the supply due to balance-sheet constraints, causing spreads to gap wider.

How is the fund positioned?

The fund’s overall objective is to closely track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (after fees). To aid in achieving this objective, we attempt to compensate for fund expenses by efficiently matching the benchmark risk factors in a more yield-advantageous manner. The portfolio entered the recent period of market turbulence with a slightly longer duration posture than the benchmark, and we further extended duration in March. We have found that over longer time periods, a modest duration overweight can help moderate volatility in a portfolio with slightly higher credit exposures than the benchmark.

Overall, we made slight changes to the fund’s sector allocations and are holding on to current positioning with the expectation that as the Fed’s programs take effect, we should experience a recovery in some of the hardest hit areas of the markets. In particular, the Fed’s planned purchases of shorter-dated high-grade corporates is a positive development given the design of this fund. As the period ended, we increased our exposure to corporate bonds to take advantage of attractive valuations as the new-issue market reopened and liquidity improved.

What is portfolio management’s outlook?

The recent market volatility and deep losses across many asset classes are reminders of the value of a high-quality bond allocation. Although relative performance has been somewhat challenged year-to-date, we aim to help provide investors with downside protection in times of turbulence. Volatility is likely to continue as we work through the pandemic and recession. However, financial markets have begun to function more normally thanks to massive monetary support, and we believe that performance will benefit from the Fed’s liquidity injections and the eventual recovery from this crisis.

The response to the novel coronavirus with social distancing and closing nonessential businesses will likely lead to a deep, but relatively short, recession in the United States. Recessions often entail the correction of market imbalances, but the current downturn is being driven substantially by an enforced pullback in activity rather than significant macro imbalances as in previous recessions. With that in mind, we believe economic growth should rebound as governments ease containment measures. However, we do not anticipate a rapid return to previous gross domestic product levels as the removal of social distancing restrictions is likely to be gradual to prevent new outbreaks and since some sectors of the economy may be permanently scarred.

As always, we are committed to managing the portfolio thoughtfully and in the best interests of our shareholders, especially during this period of uncertainty. Our confidence in our rigorous fundamental research capabilities drives us to invest over the long term with conviction, despite near-term uncertainty.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2020, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)		
CORPORATE BONDS 35.9%		
FINANCIAL INSTITUTIONS 15.2%		
Banking 9.9%		
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	416
American Express, 3.70%, 11/5/21	1,755	1,809
Banco Santander, 3.125%, 2/23/23	600	607
Banco Santander, 3.848%, 4/12/23	1,400	1,447
Banco Santander Mexico Institucion De Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (1)	1,260	1,296
Bank of America, 3.50%, 4/19/26	600	652
Bank of America, 4.00%, 1/22/25	650	701
Bank of America, 4.20%, 8/26/24	290	313
Bank of America, 6.00%, 10/15/36	300	421
Bank of America, 7.75%, 5/14/38	150	236
Bank of America, VR, 2.592%, 4/29/31 (2)	1,855	1,888
Bank of America, VR, 3.55%, 3/5/24 (2)	2,500	2,626
Bank of America, VR, 3.824%, 1/20/28 (2)	2,280	2,482
Bank of Montreal, Series D, 3.10%, 4/13/21	2,765	2,822
Bank of Nova Scotia, 1.625%, 5/1/23	2,800	2,793
Bank of Nova Scotia, 3.125%, 4/20/21	2,150	2,196
Barclays, 3.25%, 1/12/21	905	896
Barclays, VR, 2.852%, 5/7/26 (2)	1,640	1,640
Barclays Bank, 2.65%, 1/11/21	895	901
BPCE, 4.00%, 9/12/23 (1)	1,550	1,629
BPCE, 4.50%, 3/15/25 (1)	1,015	1,065
BPCE, 5.70%, 10/22/23 (1)	850	917
Capital One Financial, 3.45%, 4/30/21	1,800	1,826
Capital One Financial, 3.90%, 1/29/24	810	842
Citibank, 2.125%, 10/20/20	1,100	1,104
Citibank, 3.40%, 7/23/21	1,250	1,283

Citigroup, 5.875%, 1/30/42	450	627
Citigroup, VR, 3.887%, 1/10/28 (2)	2,000	2,156
Citigroup, VR, 4.075%, 4/23/29 (2)	1,900	2,096
Citizens Bank, 2.55%, 5/13/21	440	444
Citizens Financial Group, 2.375%, 7/28/21	155	156
Citizens Financial Group, 4.30%, 12/3/25	560	600
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	800	851
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,441
Credit Suisse Group, 2.95%, 4/9/25	1,080	1,131
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	1,400	1,391
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	757
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	2,290	2,280
Discover Bank, 2.70%, 2/6/30	2,000	1,831
Discover Financial Services, 3.75%, 3/4/25	1,440	1,462
Fifth Third Bancorp, 1.625%, 5/5/23	905	904
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,109
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,393
Goldman Sachs Group, 3.50%, 1/23/25	750	795
Goldman Sachs Group, 4.25%, 10/21/25	795	851
Goldman Sachs Group, 6.75%, 10/1/37	455	622
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	1,900	1,985
HSBC Bank USA, 5.875%, 11/1/34	550	700
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	1,000	1,025
ING Groep, 3.15%, 3/29/22	330	337
ING Groep, 3.55%, 4/9/24	2,430	2,557
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,048
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	374
JPMorgan Chase, 2.95%, 10/1/26	980	1,028
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,152
JPMorgan Chase, 4.625%, 5/10/21	900	932
JPMorgan Chase, VR, 2.522%, 4/22/31 (2)	2,295	2,342

JPMorgan Chase, VR, 3.559%, 4/23/24 (2)	1,250	1,320
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	1,079
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,380	1,562
KeyBank, 3.35%, 6/15/21	1,775	1,818
KeyCorp, 2.25%, 4/6/27	1,920	1,871
M&T Bank, 3.55%, 7/26/23	2,140	2,317
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	267
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25	2,200	2,212
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,706
Morgan Stanley, 3.125%, 7/27/26	2,000	2,115
Morgan Stanley, 4.10%, 5/22/23	1,290	1,362
Morgan Stanley, 4.30%, 1/27/45	750	900
Morgan Stanley, 6.25%, 8/9/26	175	218
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	1,390	1,404
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	815	928
PNC Bank, 3.50%, 6/8/23	2,025	2,158
Royal Bank of Canada, 1.60%, 4/17/23	2,345	2,345
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (2)	2,050	2,174
Santander UK, 3.75%, 11/15/21	2,310	2,365
State Street, 3.10%, 5/15/23	265	278
State Street, VR, 2.825%, 3/30/23 (1)(2)	595	612
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,605	2,750
Svenska Handelsbanken, 3.35%, 5/24/21	1,860	1,902
Toronto-Dominion Bank, 2.50%, 12/14/20	890	893
Toronto-Dominion Bank, 3.25%, 6/11/21	2,005	2,055
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)(3)	235	250
Truist Bank, VR, 3.502%, 8/2/22 (2)	2,155	2,204
UBS, 1.75%, 4/21/22 (1)	1,820	1,828
UBS Group, 2.95%, 9/24/20 (1)	450	452
UBS Group, 3.00%, 4/15/21 (1)	1,200	1,215
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,309

Wells Fargo, 3.069%, 1/24/23	3,000	3,068
Wells Fargo, VR, 2.188%, 4/30/26 (2)	1,635	1,641
Wells Fargo, VR, 2.572%, 2/11/31 (2)	2,100	2,092
		128,855
Brokerage Asset Managers Exchanges 0.4%		
Intercontinental Exchange, 2.75%, 12/1/20 (3)	475	479
Intercontinental Exchange, 3.45%, 9/21/23	1,145	1,228
National Securities Clearing, 1.50%, 4/23/25 (1)	3,605	3,615
Raymond James Financial, 3.625%, 9/15/26	100	104
		5,426
Finance Companies 0.9%		
AerCap Ireland Capital, 3.30%, 1/23/23	485	433
AerCap Ireland Capital, 3.50%, 5/26/22	335	311
AerCap Ireland Capital, 4.125%, 7/3/23	1,915	1,776
AerCap Ireland Capital, 4.875%, 1/16/24	825	768
Air Lease, 2.50%, 3/1/21	760	730
Air Lease, 3.50%, 1/15/22	575	545
Air Lease, 3.625%, 4/1/27	830	716
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	490	420
GATX, 4.35%, 2/15/24	2,355	2,512
GATX, 4.85%, 6/1/21	650	670
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,030
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	523
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	339
		10,773
Insurance 2.5%		
AIA Group, 3.20%, 3/11/25 (1)	510	531
AIA Group, 3.60%, 4/9/29 (1)	1,825	1,967
AIA Group, FRN, 3M USD LIBOR + 0.52%, 1.636%, 9/20/21 (1)	1,490	1,473
Allstate, 6.125%, 12/15/32	150	199
American International Group, 3.875%, 1/15/35	425	454

Anthem, 2.50%, 11/21/20	390	393
Anthem, 4.55%, 3/1/48	1,135	1,400
Anthem, 4.65%, 1/15/43	460	563
Aon, 2.80%, 3/15/21	965	975
Aon, 3.875%, 12/15/25	405	438
Chubb INA Holdings, 3.35%, 5/15/24 (3)	550	595
Equitable Holdings, 3.90%, 4/20/23	480	496
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,737
First American Financial, 4.60%, 11/15/24	390	415
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,186
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,655	1,809
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,350	1,527
Lincoln National, 3.80%, 3/1/28	1,205	1,246
Marsh & McLennan, 3.30%, 3/14/23	210	220
Marsh & McLennan, 3.50%, 6/3/24	1,895	2,029
New York Life Insurance, 3.75%, 5/15/50 (1)	1,400	1,585
Principal Financial Group, 3.40%, 5/15/25	1,215	1,288
Reinsurance Group of America, 5.00%, 6/1/21	905	930
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	1,400	1,655
Travelers, 6.25%, 6/15/37	225	329
Trinity Acquisition, 3.50%, 9/15/21	175	177
UnitedHealth Group, 3.50%, 8/15/39	1,960	2,171
UnitedHealth Group, 3.75%, 7/15/25	400	447
UnitedHealth Group, 4.75%, 7/15/45	900	1,176
Unum Group, 5.625%, 9/15/20	150	152
Voya Financial, 3.125%, 7/15/24	1,440	1,470
Willis North America, 3.60%, 5/15/24	425	448
Willis North America, 4.50%, 9/15/28	1,100	1,248
		32,729
Real Estate Investment Trusts 1.5%		
Alexandria Real Estate Equities, 4.00%, 1/15/24	350	376

Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	2,224
American Campus Communities Operating Partnership, 3.625%, 11/15/27	1,791	1,770
American Campus Communities Operating Partnership, 4.125%, 7/1/24	540	546
Boston Properties, 3.125%, 9/1/23	900	927
Brixmor Operating Partnership, 3.875%, 8/15/22	775	785
Brixmor Operating Partnership, 3.90%, 3/15/27	495	495
Duke Realty, 4.00%, 9/15/28	2,090	2,334
Essex Portfolio, 2.65%, 3/15/32	650	629
Essex Portfolio, 4.50%, 3/15/48	1,435	1,620
Federal Realty Investment Trust, 2.75%, 6/1/23 (3)	1,000	995
Healthcare Realty Trust, 3.625%, 1/15/28	605	605
Highwoods Realty, 3.625%, 1/15/23	880	902
Kilroy Realty, 3.45%, 12/15/24	750	764
Kilroy Realty, 4.375%, 10/1/25	335	344
Prologis, 2.125%, 4/15/27	330	333
Regency Centers, 3.60%, 2/1/27	350	360
Regency Centers, 4.125%, 3/15/28	510	544
VEREIT Operating Partnership, 3.95%, 8/15/27	820	753
VEREIT Operating Partnership, 4.625%, 11/1/25	1,765	1,741
WEA Finance, 3.25%, 10/5/20 (1)	380	380
		19,427
Total Financial Institutions		197,210
INDUSTRIAL 18.2%		
Basic Industry 0.6%		
Air Products & Chemicals, 1.50%, 10/15/25	150	151
ArcelorMittal, 4.55%, 3/11/26	1,055	1,015
Carpenter Technology, 5.20%, 7/15/21 (3)	1,125	1,102
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	545
Dow Chemical, 3.15%, 5/15/24	860	898
Fresnillo, 5.50%, 11/13/23 (1)	300	317

LYB International Finance II, 3.50%, 3/2/27	1,000	1,021
Newmont, 3.625%, 6/9/21	595	596
Nucor, 3.95%, 5/1/28	1,385	1,513
Nutrien, 4.00%, 12/15/26	505	545
Packaging Corp of America, 3.65%, 9/15/24	370	393
Packaging Corp of America, 4.50%, 11/1/23	185	203
		8,299
Capital Goods 0.9%		
Boral Finance, 3.00%, 11/1/22 (1)	125	126
Caterpillar Financial Services, 3.15%, 9/7/21	3,180	3,269
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,775
General Electric, 3.10%, 1/9/23 (3)	1,750	1,782
General Electric, 4.65%, 10/17/21	86	89
General Electric, 6.75%, 3/15/32	378	467
John Deere Capital, 2.35%, 1/8/21	545	550
L3Harris Technologies, 3.832%, 4/27/25	295	319
Lockheed Martin, 3.60%, 3/1/35	240	285
Lockheed Martin, 4.07%, 12/15/42	184	227
Raytheon, 7.20%, 8/15/27	200	270
Republic Services, 3.375%, 11/15/27	585	633
Roper Technologies, 2.95%, 9/15/29	675	702
Roper Technologies, 3.00%, 12/15/20	295	297
Roper Technologies, 3.80%, 12/15/26	660	709
		11,500
Communications 2.9%		
America Movil SAB de CV, 3.625%, 4/22/29	1,475	1,572
America Movil SAB de CV, 6.375%, 3/1/35	300	422
American Tower, 2.40%, 3/15/25	1,000	1,032
AT&T, 3.00%, 6/30/22	2,000	2,060
CC Holdings, 3.849%, 4/15/23	410	435
Charter Communications Operating, 2.80%, 4/1/31	2,355	2,371

Charter Communications Operating, 4.908%, 7/23/25	1,200	1,354
Comcast, 3.125%, 7/15/22 (3)	1,000	1,054
Comcast, 3.20%, 7/15/36	80	87
Comcast, 3.90%, 3/1/38	590	690
Comcast, 3.95%, 10/15/25	800	902
Crown Castle International, 3.40%, 2/15/21	265	268
Crown Castle International, 3.70%, 6/15/26	700	759
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	26
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	205
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	467
Fox, 4.03%, 1/25/24	595	642
Interpublic Group, 3.50%, 10/1/20	230	231
Interpublic Group, 4.20%, 4/15/24	820	862
Omnicom Group, 3.60%, 4/15/26	695	742
Omnicom Group, 3.625%, 5/1/22	760	797
Omnicom Group, 3.65%, 11/1/24	460	488
RELX Capital, 3.50%, 3/16/23	530	551
Rogers Communications, 3.625%, 12/15/25	335	364
Rogers Communications, 3.70%, 11/15/49	1,225	1,314
Rogers Communications, 4.35%, 5/1/49	1,295	1,533
SBA Tower Trust, 2.836%, 1/15/25 (1)	1,005	1,023
T-Mobile USA, 3.75%, 4/15/27 (1)	3,565	3,823
Thomson Reuters, 3.35%, 5/15/26 (3)	220	231
Time Warner Cable, 4.00%, 9/1/21	100	102
Time Warner Cable, 6.55%, 5/1/37	235	290
Time Warner Cable, 6.75%, 6/15/39	275	355
Verizon Communications, 2.625%, 8/15/26	3,010	3,203
Verizon Communications, 4.272%, 1/15/36	735	880
Verizon Communications, 5.15%, 9/15/23	550	625
Vodafone Group, 3.75%, 1/16/24	2,005	2,158
Vodafone Group, 4.25%, 9/17/50	690	770

Walt Disney, 3.70%, 10/15/25	285	316
Weibo, 3.50%, 7/5/24 (3)	1,275	1,298
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,386
		37,688
Consumer Cyclical 3.5%		
Amazon.com, 2.80%, 8/22/24	585	631
Amazon.com, 3.875%, 8/22/37	915	1,121
Amazon.com, 5.20%, 12/3/25	1,053	1,275
Aptiv, 4.15%, 3/15/24	365	370
AutoZone, 3.125%, 4/18/24 (3)	2,305	2,393
AutoZone, 3.125%, 4/21/26	445	463
BMW US Capital, 3.80%, 4/6/23 (1)	3,805	3,964
Booking Holdings, 3.60%, 6/1/26	665	694
Booking Holdings, 3.65%, 3/15/25	810	839
Expedia Group, 5.00%, 2/15/26	1,410	1,350
Ford Motor Credit, 3.47%, 4/5/21	340	325
General Motors, 4.00%, 4/1/25	1,090	1,053
General Motors Financial, 4.20%, 11/6/21	2,235	2,187
Hyatt Hotels, 3.375%, 7/15/23	185	177
Hyundai Capital America, 5.75%, 4/6/23 (1)	2,775	2,932
McDonald's, 1.45%, 9/1/25 (3)	925	924
O'Reilly Automotive, 3.90%, 6/1/29	2,470	2,626
O'Reilly Automotive, 4.875%, 1/14/21	700	711
PACCAR Financial, 2.65%, 4/6/23	1,020	1,058
PACCAR Financial, 3.10%, 5/10/21	1,485	1,519
QVC, 4.375%, 3/15/23	2,020	1,949
QVC, 4.45%, 2/15/25	70	64
QVC, 4.85%, 4/1/24	840	802
Ross Stores, 4.60%, 4/15/25	3,535	3,857
Toyota Motor, 3.183%, 7/20/21	1,515	1,545
Toyota Motor Credit, 2.95%, 4/13/21	1,730	1,755

Visa, 1.90%, 4/15/27	2,700	2,792
Visa, 2.15%, 9/15/22	1,005	1,037
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)(3)	305	304
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1)	2,215	2,251
Walmart, 3.40%, 6/26/23	1,900	2,056
		45,024
Consumer Non-Cyclical 4.7%		
Abbott Laboratories, 3.40%, 11/30/23	784	851
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,983
AbbVie, 2.95%, 11/21/26 (1)	815	862
AbbVie, 3.20%, 5/14/26	225	240
AbbVie, 3.60%, 5/14/25	880	955
AbbVie, 4.45%, 5/14/46	1,280	1,499
AbbVie, 4.50%, 5/14/35	1,215	1,412
Agilent Technologies, 3.875%, 7/15/23	920	968
Altria Group, 3.49%, 2/14/22	1,080	1,115
Altria Group, 4.75%, 5/5/21	1,000	1,032
Amgen, 5.75%, 3/15/40	900	1,224
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	1,890	2,354
BAT Capital, 2.764%, 8/15/22	1,215	1,232
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)	850	864
Becton Dickinson & Company, 3.70%, 6/6/27	1,089	1,178
Bestfoods, 6.625%, 4/15/28	5	7
Biogen, 2.25%, 5/1/30	2,870	2,872
Biogen, 3.625%, 9/15/22	530	559
Boston Scientific, 3.75%, 3/1/26	2,350	2,550
Bristol-Myers Squibb, 2.90%, 7/26/24 (1)	2,815	3,000
Bristol-Myers Squibb, 3.55%, 8/15/22 (1)	905	957
Cardinal Health, 3.41%, 6/15/27	1,390	1,482
Cardinal Health, 3.75%, 9/15/25	895	955
Cigna, 3.00%, 7/15/23 (1)	340	354

Cigna, 3.75%, 7/15/23	1,831	1,953
CommonSpirit Health, 2.76%, 10/1/24	855	840
CVS Health, 3.25%, 8/15/29	1,280	1,366
CVS Health, 5.05%, 3/25/48	1,160	1,461
CVS Health, 5.125%, 7/20/45	925	1,162
Danone, 2.947%, 11/2/26 (1)	1,065	1,123
Diageo Capital, 1.375%, 9/29/25	1,080	1,078
Elanco Animal Health, 4.662%, 8/27/21	290	295
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,081
Gilead Sciences, 3.25%, 9/1/22	600	622
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	1,987
Hasbro, 3.00%, 11/19/24	1,380	1,367
HCA, 4.125%, 6/15/29	1,675	1,809
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,171
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	457
Keurig Dr Pepper, 2.55%, 9/15/26 (3)	450	459
Keurig Dr Pepper, 3.551%, 5/25/21	920	940
McKesson, 3.65%, 11/30/20	1,230	1,245
MedStar Health, 3.626%, 8/15/49	905	983
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	600	760
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,239
Partners Healthcare System, Series 2020, 3.192%, 7/1/49 (3)	1,865	1,964
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,729
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	507
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	375	362
Unilever Capital, 3.00%, 3/7/22	1,255	1,310
West Virginia United Health System Obligated Group, Series 2018, 4.924%, 6/1/48	1,600	1,987
		61,762
Energy 3.0%		
Boardwalk Pipelines, 4.45%, 7/15/27	230	193

Boardwalk Pipelines, 4.95%, 12/15/24	360	318
BP Capital Markets America, 3.194%, 4/6/25	2,900	3,029
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,356
Cameron LNG, 2.902%, 7/15/31 (1)	515	500
Cameron LNG, 3.701%, 1/15/39 (1)	425	416
Canadian Natural Resources, 2.95%, 1/15/23	1,475	1,457
Concho Resources, 3.75%, 10/1/27	360	350
ConocoPhillips, 4.95%, 3/15/26	1,900	2,198
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	669
Diamondback Energy, 2.875%, 12/1/24	2,235	2,042
Enbridge, 4.00%, 10/1/23	420	433
Enbridge, 4.25%, 12/1/26	355	374
Enbridge, 5.50%, 12/1/46	555	616
Enbridge Energy Partners, 5.50%, 9/15/40	165	176
Energy Transfer Operating, 3.75%, 5/15/30	670	616
Energy Transfer Operating, 5.25%, 4/15/29	1,090	1,100
Eni, Series X-R, 4.00%, 9/12/23 (1)	620	632
Enterprise Products Operating, 3.50%, 2/1/22	2,650	2,709
EOG Resources, 2.625%, 3/15/23	2,175	2,231
EOG Resources, 4.375%, 4/15/30	1,710	1,901
Exxon Mobil, 1.571%, 4/15/23	4,155	4,201
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	442
Magellan Midstream Partners, 4.25%, 2/1/21	325	323
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.099%, 9/9/22	1,490	1,322
Occidental Petroleum, 2.90%, 8/15/24	2,385	1,795
Occidental Petroleum, 3.00%, 2/15/27	1,475	1,047
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	783
Schlumberger Holdings, 3.75%, 5/1/24 (1)	1,065	1,076
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	433
Spectra Energy Partners, 3.375%, 10/15/26	440	434
Suncor Energy, 3.60%, 12/1/24	355	367

Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	857
Valero Energy, 2.85%, 4/15/25	445	442
Williams, 4.85%, 3/1/48	185	188
Woodside Finance, 3.70%, 9/15/26 (1)	315	313
Woodside Finance, 3.70%, 3/15/28 (1)	425	414
Woodside Finance, 4.50%, 3/4/29 (1)	1,420	1,450
		39,203
Industrial Other 0.2%		
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	201
Georgetown University, Series B, 4.315%, 4/1/49	1,475	1,774
President & Fellows of Harvard College, 3.619%, 10/1/37	385	453
		2,428
Technology 1.6%		
Apple, 3.20%, 5/11/27	4,005	4,460
Avnet, 4.625%, 4/15/26	1,440	1,544
Baidu, 3.875%, 9/29/23 (3)	1,555	1,625
Broadcom, 4.70%, 4/15/25 (1)	920	1,012
Fidelity National Information Services, 4.25%, 5/15/28	1,745	1,948
Keysight Technologies, 4.55%, 10/30/24	1,427	1,547
Microchip Technology, 3.922%, 6/1/21	460	467
Micron Technology, 2.497%, 4/24/23	950	967
Micron Technology, 4.185%, 2/15/27	2,665	2,855
NXP, 3.15%, 5/1/27 (1)	390	394
QUALCOMM, 3.25%, 5/20/27	994	1,080
Tencent Holdings, 2.985%, 1/19/23 (1)	550	563
Texas Instruments, 1.375%, 3/12/25	655	662
Texas Instruments, 1.75%, 5/4/30	1,240	1,234
		20,358
Transportation 0.8%		
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	614	497
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	845	575

Burlington Northern Santa Fe, 6.15%, 5/1/37	100	138
Canadian National Railway, 6.25%, 8/1/34	95	136
Continental Airlines PTT, Series 2010-1, Class A, 4.75%, 1/12/21	88	86
Delta Air Lines, 2.60%, 12/4/20	740	709
Delta Air Lines, 3.80%, 4/19/23	550	466
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	329
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	257
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	381
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,138
Kansas City Southern, 2.875%, 11/15/29	1,130	1,141
Kansas City Southern, 3.00%, 5/15/23	340	345
Kansas City Southern, 3.50%, 5/1/50	1,155	1,144
Kansas City Southern, 4.70%, 5/1/48	720	865
Norfolk Southern, 5.59%, 5/17/25	48	55
Transurban Finance, 3.375%, 3/22/27 (1)(3)	225	234
Transurban Finance, 4.125%, 2/2/26 (1)	175	191
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	144	129
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	604	529
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	794	588
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	1,152	805
		10,738
Total Industrial		237,000
UTILITY 2.5%		
Electric 2.1%		
American Electric Power, Series I, 3.65%, 12/1/21	205	212
Ausgrid Finance, 3.85%, 5/1/23 (1)(3)	1,105	1,159
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	239
CenterPoint Energy, 3.60%, 11/1/21	850	874
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33	100	145
CMS Energy, 4.875%, 3/1/44	600	752

Dominion Energy, 2.579%, 7/1/20	175	175
Duke Energy, 2.65%, 9/1/26	355	375
Duke Energy, 3.75%, 9/1/46	280	319
Duke Energy Florida, 6.35%, 9/15/37	170	248
Duke Energy Progress, 6.30%, 4/1/38	100	146
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	2,042
Exelon, 3.40%, 4/15/26	1,815	1,944
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,300	2,604
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,949
Mississippi Power, 3.95%, 3/30/28	895	982
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	2,100	2,136
Nevada Power, Series N, 6.65%, 4/1/36	400	575
Ohio Power, Series M, 5.375%, 10/1/21	450	477
PacifiCorp, 4.125%, 1/15/49	1,400	1,751
PacifiCorp, 6.25%, 10/15/37	90	133
PECO Energy, 5.95%, 10/1/36	150	209
Public Service Electric & Gas, 5.70%, 12/1/36	180	247
San Diego Gas & Electric, 4.10%, 6/15/49	1,765	2,125
San Diego Gas & Electric, 6.125%, 9/15/37	170	227
Southern, 4.40%, 7/1/46	1,905	2,250
Tampa Electric, 6.15%, 5/15/37	700	988
Virginia Electric & Power, Series A, 2.875%, 7/15/29	1,100	1,194
Vistra Operations, 3.55%, 7/15/24 (1)	1,270	1,275
		27,752
Natural Gas 0.4%		
APT Pipelines, 4.25%, 7/15/27 (1)(3)	375	392
NiSource, 3.49%, 5/15/27	695	750
NiSource, 3.65%, 6/15/23	1,790	1,906
NiSource, 3.95%, 3/30/48	1,000	1,130

Southern California Gas, Series KK, 5.75%, 11/15/35	140	188
		4,366
Total Utility		32,118
Total Corporate Bonds (Cost $444,562)		**466,328**

ASSET-BACKED SECURITIES 3.4%

Car Loan 1.1%

Avis Budget Rental Car Funding AESOP Series 2016-2A, Class A 2.72%, 11/20/22 (1)	2,170	2,045
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class A 3.45%, 3/20/23 (1)	1,090	1,058
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class B 3.55%, 9/22/25 (1)	1,170	1,053
Avis Budget Rental Car Funding AESOP Series 2020-1A, Class B 2.68%, 8/20/26 (1)	655	564
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	176	177
CarMax Auto Owner Trust Series 2018-2, Class A3 2.98%, 1/17/23	772	781
CarMax Auto Owner Trust Series 2020-1, Class B 2.21%, 9/15/25	3,025	3,036
Ford Credit Auto Owner Trust Series 2019-1, Class B 3.82%, 7/15/30 (1)	2,745	2,847
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81%, 12/16/22	1,101	1,111
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79%, 7/15/22	554	559
Santander Drive Auto Receivables Trust Series 2018-2, Class B 3.03%, 9/15/22	206	206

Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77%, 6/20/22 (1)	1,265	1,278
		14,715
Credit Card 0.1%		
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25 (3)	610	634
		634
Other Asset-Backed Securities 1.4%		
Allegro III Series 2015-1A, Class AR, CLO, FRN 3M USD LIBOR + 0.84%, 1.831%, 7/25/27 (1)	668	657
Arby's Funding Series 2015-1A, Class A2 4.969%, 10/30/45 (1)	1,433	1,411
Ascentium Equipment Receivables Trust Series 2018-1A, Class A3 3.21%, 9/11/23 (1)	1,318	1,321
CIFC Funding Series 2015-5A, Class A1R, CLO, FRN 3M USD LIBOR + 0.86%, 1.851%, 10/25/27 (1)	1,525	1,489
CNH Equipment Trust Series 2017-C, Class A3 2.08%, 2/15/23	379	379
CNH Equipment Trust Series 2019-C, Class B 2.35%, 4/15/27	2,315	2,262
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	229	218
GreatAmerica Leasing Receivables Funding Series 2018-1, Class A3 2.60%, 6/15/21 (1)	147	147
Hardee's Funding Series 2018-1A, Class A2I 4.25%, 6/20/48 (1)	537	524
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,320	1,224

Jimmy Johns Funding Series 2017-1A, Class A2I 3.61%, 7/30/47 (1)	229	228
Magnetite XXIII Series 2019-23A, Class A, CLO, FRN 3M USD LIBOR + 1.30%, 2.291%, 10/25/32 (1)	1,785	1,710
MMAF Equipment Finance Series 2017-B, Class A3 2.21%, 10/17/22 (1)	501	502
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	43	42
Octagon Investment Partners XXIII Series 2015-1A, Class A1R, CLO, FRN 3M USD LIBOR + 0.85%, 2.069%, 7/15/27 (1)	850	825
OZLM VIII Series 2014-8A, Class A1RR, CLO, FRN 3M USD LIBOR + 1.17%, 2.305%, 10/17/29 (1)	1,637	1,575
OZLM VIII Series 2014-8A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.80%, 2.935%, 10/17/29 (1)	1,095	1,045
Planet Fitness Master Issuer Series 2018-1A, Class A2I 4.262%, 9/5/48 (1)	2,477	2,370
Sierra Timeshare Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	36	36
Sonic Capital Series 2018-1A, Class A2 4.026%, 2/20/48 (1)	143	140
Volvo Financial Equipment Series 2017-1A, Class A3 1.92%, 3/15/21 (1)	10	10
Wendy's Funding Series 2018-1A, Class A2I 3.573%, 3/15/48 (1)	308	295
		18,410
Student Loan 0.8%		
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, 2/15/68 (1)	1,825	1,834

Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60%, 8/15/68 (1)	1,790	1,751
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40%, 10/15/68 (1)	3,324	3,325
Navient Private Education Refi Loan Trust Series 2020-A, Class A2A 2.46%, 11/15/68 (1)	1,355	1,325
SLM Student Loan Trust Series 2010-1, Class A, FRN 1M USD LIBOR + 0.40%, 0.887%, 3/25/25	940	847
SMB Private Education Loan Trust Series 2018-B, Class A2A 3.60%, 1/15/37 (1)	1,101	1,113
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23%, 9/15/37 (1)	755	737
		10,932
Total Asset-Backed Securities (Cost $45,591)		**44,691**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.2%

Collateralized Mortgage Obligations 2.4%

Connecticut Avenue Securities Series 2017-C05, Class 1ED3, CMO, ARM 1M USD LIBOR + 1.20%, 1.687%, 1/25/30	2,395	2,184
Connecticut Avenue Securities Series 2018-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.68%, 1.167%, 10/25/30	95	95
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	244	244
Deephaven Residential Mortgage Trust Series 2019-2A, Class A1, CMO, ARM 3.558%, 4/25/59 (1)	808	803
Ellington Financial Mortgage Trust Series 2019-2, Class A3, CMO, ARM 3.046%, 11/25/59 (1)	798	789

Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	388	393
Galton Funding Mortgage Trust Series 2019-1, Class A42, CMO, ARM 4.00%, 2/25/59 (1)	872	877
Galton Funding Mortgage Trust Series 2019-H1, Class A1, CMO, ARM 2.657%, 10/25/59 (1)	1,338	1,351
Galton Funding Mortgage Trust Series 2019-H1, Class A3, CMO, ARM 2.964%, 10/25/59 (1)	1,207	1,219
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, CMO, ARM 3.766%, 6/25/48 (1)	597	594
Homeward Opportunities Fund I Trust Series 2019-3, Class A1, CMO, ARM 2.675%, 11/25/59 (1)	863	845
Homeward Opportunities Fund I Trust Series 2019-3, Class A3, CMO, ARM 3.031%, 11/25/59 (1)	863	843
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	1,800	1,856
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	66	66
Mill City Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 3.25%, 5/25/62 (1)	868	885
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A1, CMO, ARM 2.71%, 11/25/59 (1)	1,945	1,893
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A3, CMO, ARM 2.769%, 1/26/60 (1)	1,191	1,149
OBX Trust Series 2019-EXP3, Class 1A9, CMO, ARM 3.50%, 10/25/59 (1)	862	865
OBX Trust Series 2019-EXP3, Class 2A2, CMO, ARM 1M USD LIBOR + 1.10%, 1.587%, 10/25/59 (1)	520	516

Seasoned Credit Risk Transfer Trust Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	320	304
Sequoia Mortgage Trust Series 2018-CH1, Class A11, CMO, ARM 3.50%, 2/25/48 (1)	454	455
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/25/48 (1)	1,129	1,147
Sequoia Mortgage Trust Series 2018-CH4, Class A11, CMO, ARM 4.00%, 10/25/48 (1)	803	805
SG Residential Mortgage Trust Series 2019-3, Class A1, CMO, ARM 2.703%, 9/25/59 (1)	1,004	997
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, CMO, ARM 2.61%, 9/27/49 (1)	260	255
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, CMO, ARM 2.916%, 9/27/49 (1)	618	606
Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, CMO, ARM 1M USD LIBOR + 0.45%, 0.937%, 7/25/30	46	46
Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class M1, CMO, ARM 3.811%, 5/25/48 (1)	418	417
Structured Agency Credit Risk Debt Notes Series 2019-HQA4, Class M1, CMO, ARM 1M USD LIBOR + 0.77%, 1.257%, 11/25/49 (1)	480	467
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (1)	187	187
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	190	190
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	248	249
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (1)	270	271

Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/25/56 (1)	284	284
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (1)	331	332
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (1)	573	578
Towd Point Mortgage Trust Series 2018-1, Class A1, CMO, ARM 3.00%, 1/25/58 (1)	304	309
Verus Securitization Trust Series 2018-INV1, Class A1, CMO, ARM 3.626%, 3/25/58 (1)	527	515
Verus Securitization Trust Series 2019-4, Class A1, CMO, STEP 2.642%, 11/25/59 (1)	2,688	2,754
Verus Securitization Trust Series 2019-INV3, Class A1, CMO, ARM 2.692%, 11/25/59 (1)	2,690	2,616
		31,251
Commercial Mortgage-Backed Securities 2.8%		
Ashford Hospitality Trust Series 2018-ASHF, Class A, ARM 1M USD LIBOR + 0.90%, 1.714%, 4/15/35 (1)	1,470	1,320
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 1.744%, 12/15/36 (1)	1,435	1,337
BANK Series 2017-BNK8, Class B, ARM 4.064%, 11/15/50	1,795	1,738
BANK Series 2020-BN25, Class B, ARM 3.043%, 1/15/63	1,225	1,075
Barclays Commercial Mortgage Trust Series 2018-C2, Class A5 4.314%, 12/15/51	2,245	2,547
Barclays Commercial Mortgage Trust Series 2019-BWAY, Class D, ARM 1M USD LIBOR + 2.16%, 2.974%, 11/25/34 (1)	535	497

BFLD Series 2019-DPLO, Class C, ARM 1M USD LIBOR + 1.54%, 2.354%, 10/15/34 (1)	1,870	1,650
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, ARM 4.411%, 5/15/52 (1)	745	644
Cantor Commercial Real Estate Lending Series 2019-CF1, Class C, ARM 4.352%, 5/15/52	565	436
CD Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	980
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	917
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	470
Citigroup Commercial Mortgage Trust Series 2017-P7, Class AS 3.915%, 4/14/50	1,450	1,499
Commercial Mortgage Trust Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	765	769
Commercial Mortgage Trust Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,931
Commercial Mortgage Trust Series 2017-PANW, Class A 3.244%, 10/10/29 (1)	1,195	1,191
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75%, 12/10/36 (1)	2,315	2,013
Goldman Sachs Mortgage Securities Trust Series 2018-GS9, Class A4, ARM 3.992%, 3/10/51	740	822
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1, Class B 3.511%, 11/10/52	1,555	1,388
Goldman Sachs Mortgage Securities Trust Series 2020-GC45, Class A5 2.911%, 2/13/53	1,300	1,376

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.6%

U.S. Government Agency Obligations 19.2% (4)

Federal Home Loan Mortgage		
1.749%, 2/25/22	1,059	1,070
1.875%, 4/25/22	861	867
2.206%, 6/25/25	928	969
2.50%, 4/1/30 - 6/1/30	1,369	1,439
2.777%, 4/25/23	205	211
2.952%, 2/25/27	683	730
3.00%, 6/1/43 - 4/1/47	7,468	7,918
3.50%, 3/1/42 - 3/1/46	5,357	5,799
4.00%, 10/1/40 - 8/1/45	2,276	2,483
4.50%, 8/1/39 - 10/1/41	1,041	1,156
5.00%, 7/1/25 - 8/1/40	895	1,022
5.50%, 1/1/35 - 12/1/39	179	203
6.00%, 10/1/21 - 8/1/38	146	165
6.50%, 4/1/24 - 1/1/36	78	88
7.00%, 6/1/32	2	2
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.744%, 3.743%, 2/1/37	22	23
12M USD LIBOR + 1.75%, 3.75%, 2/1/35	49	51
12M USD LIBOR + 2.029%, 4.048%, 11/1/36	11	11
12M USD LIBOR + 2.055%, 4.118%, 12/1/36	22	23
12M USD LIBOR + 1.625%, 4.185%, 4/1/37	40	42
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	21	21
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	17	18
Federal Home Loan Mortgage, UMBS		
3.00%, 5/1/31 - 9/1/49	2,091	2,232
4.00%, 12/1/49 - 2/1/50	3,303	3,551
5.00%, 12/1/41	1,051	1,200

Federal National Mortgage Assn., 4.00%, 11/1/40	982	1,070
Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.855%, 3.855%, 1/1/37	2	2
12M USD LIBOR + 1.604%, 4.016%, 7/1/36	30	32
12M USD LIBOR + 1.626%, 4.27%, 7/1/35	11	11
12M USD LIBOR + 1.655%, 4.319%, 8/1/37	5	5
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	692	715
Federal National Mortgage Assn., UMBS		
2.00%, 8/1/28	504	520
2.50%, 5/1/30 - 6/1/32	2,498	2,620
3.00%, 10/1/32 - 8/1/49	58,910	62,842
3.50%, 11/1/25 - 2/1/50	53,095	56,842
4.00%, 11/1/40 - 11/1/49	38,485	41,667
4.50%, 10/1/20 - 1/1/50	20,714	22,697
5.00%, 7/1/20 - 9/1/48	2,739	3,102
5.50%, 3/1/21 - 5/1/44	5,071	5,797
6.00%, 5/1/21 - 7/1/41	3,083	3,550
6.50%, 5/1/31 - 9/1/38	373	435
7.00%, 2/1/24 - 11/1/36	18	19
7.50%, 12/1/30 - 3/1/31	1	1
UMBS, TBA		
3.00%, 5/1/50 (5)	465	491
3.50%, 5/1/50 (5)	2,950	3,118
4.00%, 5/1/50 (5)	4,270	4,549
4.50%, 6/1/50 (5)	8,384	9,040
		250,419
U.S. Government Obligations 9.4%		
Government National Mortgage Assn.		
3.00%, 9/15/42 - 10/20/49	22,193	23,417
3.50%, 9/15/41 - 1/20/49	20,910	22,557

4.00%, 2/15/41 - 11/20/49	22,867	24,512
4.50%, 6/15/39 - 7/20/48	8,788	9,550
5.00%, 9/15/39 - 6/20/49	12,381	13,530
5.50%, 2/20/34 - 3/20/49	2,124	2,314
6.00%, 8/15/33 - 4/15/36	24	28
6.50%, 12/20/33	1	1
7.50%, 8/15/25 - 1/15/32	44	47
8.00%, 1/15/26	6	6
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-12/20/47	666	693
Government National Mortgage Assn., CMO, ARM, 1M USD LIBOR + 0.30%, 1.018%, 9/20/48	566	562
Government National Mortgage Assn., TBA		
3.50%, 6/20/50 (5)	11,870	12,588
4.00%, 5/20/50 (5)	6,150	6,545
4.50%, 6/20/50 (5)	5,265	5,637
		121,987
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $356,663)		**372,406**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 21.4%

U.S. Government Agency Obligations 0.1% (4)

Federal National Mortgage Assn., 6.25%, 5/15/29	342	494
Federal National Mortgage Assn., 6.625%, 11/15/30	500	774
Total U.S. Government Agency Obligations		**1,268**

U.S. Treasury Obligations 21.3%

U.S. Treasury Bonds, 2.00%, 2/15/50 (3)	13,600	15,978
U.S. Treasury Bonds, 2.25%, 8/15/49 (3)	1,430	1,761
U.S. Treasury Bonds, 2.50%, 2/15/45	3,535	4,440
U.S. Treasury Bonds, 2.50%, 5/15/46	4,805	6,083
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000	3,886
U.S. Treasury Bonds, 2.75%, 8/15/47	2,970	3,959

U.S. Treasury Bonds, 3.00%, 11/15/44 (3)	585	797
U.S. Treasury Bonds, 3.00%, 5/15/45	4,115	5,625
U.S. Treasury Bonds, 3.00%, 11/15/45 (3)	6,780	9,319
U.S. Treasury Bonds, 3.00%, 2/15/47	3,400	4,726
U.S. Treasury Bonds, 3.00%, 5/15/47 (3)	3,150	4,383
U.S. Treasury Bonds, 3.00%, 2/15/48	15,800	22,076
U.S. Treasury Bonds, 3.125%, 11/15/41 (3)	19,375	26,465
U.S. Treasury Bonds, 3.50%, 2/15/39 (3)	7,570	10,815
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	7,233
U.s. Treasury Notes, 0.375%, 3/31/22	6,500	6,521
U.S. Treasury Notes, 1.125%, 2/28/22 (3)	1,140	1,159
U.s. Treasury Notes, 1.50%, 11/30/24 (3)	14,600	15,369
U.S. Treasury Notes, 1.50%, 2/15/30 (3)	4,620	4,995
U.S. Treasury Notes, 1.625%, 8/15/29 (3)	4,010	4,372
U.S. Treasury Notes, 2.00%, 11/30/22	8,665	9,056
U.S. Treasury Notes, 2.00%, 5/31/24	5,800	6,193
U.S. Treasury Notes, 2.25%, 8/15/27	1,770	1,986
U.S. Treasury Notes, 2.75%, 4/30/23 (6)	32,420	34,831
U.S. Treasury Notes, 2.75%, 7/31/23	19,700	21,276
U.S. Treasury Notes, 2.75%, 8/31/23	11,015	11,917
U.S. Treasury Notes, 2.75%, 2/15/28	20,865	24,327
U.S. Treasury Notes, 2.875%, 8/15/28	6,005	7,111
Total U.S. Treasury Obligations		**276,859**
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $236,436)		**277,927**
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.5%		
Local Authorities 0.8%		
Province of Alberta, 3.30%, 3/15/28	1,605	1,844
Province of Manitoba, 2.60%, 4/16/24	1,492	1,598
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,982

Province of Ontario, 2.40%, 2/8/22	2,000	2,062
Province of Quebec, 2.75%, 8/25/21	1,350	1,387
Province of Quebec, 7.50%, 9/15/29	104	160
		10,033
Owned No Guarantee 0.4%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	327
CNOOC Finance, 3.00%, 5/9/23	870	893
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	570	580
Pertamina Persero, 4.30%, 5/20/23 (1)	650	663
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	419
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	1,260	1,260
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,224
		5,366
Sovereign 0.3%		
Government of Bermuda, 4.138%, 1/3/23 (1)	660	675
Government of Qatar, 3.75%, 4/16/30 (1)(3)	730	799
Republic of Colombia, 4.00%, 2/26/24	260	264
Republic of Indonesia, 4.875%, 5/5/21	700	716
Republic of Poland, 3.25%, 4/6/26	845	921
United Mexican States, 8.00%, 9/24/22	300	341
		3,716
Total Foreign Government Obligations & Municipalities (Cost $17,809)		**19,115**

MUNICIPAL SECURITIES 2.7%

California 0.5%		
California, Build America, GO, 7.625%, 3/1/40	1,350	2,249
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (7)	250	279
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,044
Regents of the Univ. of California, Medical Center Ed Revenue Bonds, Series N, 3.256%, 5/15/60	700	686

San Diego County Water Auth., Build America, Series B, 6.138%, 5/1/49	275	397
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%, 8/1/34	610	619
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	661
		5,935
Georgia 0.2%		
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	1,797	2,439
		2,439
Illinois 0.2%		
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	1,350	1,839
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34	295	388
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, Series A-1, GO, 5.72%, 12/1/38	460	619
		2,846
Maryland 0.2%		
Maryland Economic Development, Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	2,025	2,098
		2,098
Michigan 0.1%		
Detroit City School Dist., Qualified School Construction Bonds, GO, 6.645%, 5/1/29	1,220	1,596
		1,596
Minnesota 0.2%		
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39	2,350	2,493
		2,493
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40	1,000	1,570
		1,570

New York 0.3%		
Dormitory Auth. of the State of New York, New York Univ., Series B, 3.879%, 7/1/46	950	986
Dormitory Auth. of the State of New York, New York Univ., Series B, 4.85%, 7/1/48	800	896
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31	1,320	1,514
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39	145	212
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%, 11/15/39	500	555
		4,163
Ohio 0.2%		
American Municipal Power, Build America, Series B, 6.449%, 2/15/44	2,005	2,813
		2,813
Pennsylvania 0.1%		
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	680	730
		730
South Carolina 0.1%		
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	630	641
		641
Texas 0.2%		
Texas Private Activity Bond Surface Transportation, North Tarrant Express, 3.922%, 12/31/49	2,400	2,435
		2,435
Utah 0.1%		
Utah Transit Auth., Senior Lien, Series B, GO, 3.443%, 12/15/42	1,735	1,827
		1,827
Virginia 0.1%		
Virginia Commonwealth Transportation Board, Build America, Series B, 5.35%, 5/15/35	480	623

Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30	570	726
		1,349
Wisconsin 0.1%		
Wisconsin General Fund Annual Appropriation, Series A, 3.954%, 5/1/36	1,700	1,843
		1,843
Total Municipal Securities (Cost $31,085)		**34,778**
SHORT-TERM INVESTMENTS 4.8%		
Money Market Funds 4.8%		
T. Rowe Price Government Reserve Fund, 0.24% (8)(9)	62,680	62,680
Total Short-Term Investments (Cost $62,680)		**62,680**
SECURITIES LENDING COLLATERAL 7.4%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.4%		
Short-Term Funds 0.4%		
T. Rowe Price Short-Term Fund, 0.79% (8)(9)	451	4,506
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		4,506
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 7.0%		
Short-Term Funds 7.0%		
T. Rowe Price Short-Term Fund, 0.79% (8)(9)	9,132	91,324
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		91,324
Total Securities Lending Collateral (Cost $95,830)		**95,830**
Total Investments in Securities 110.9% of Net Assets (Cost $1,361,322)		**$ 1,441,962**

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Redemption Fees Prior to April 1, 2019, a 0.50% fee was assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees were withheld from proceeds that shareholders received from the sale or exchange of fund shares. The fees were paid to the fund and were recorded as an increase to paid-in capital. The fees may have caused the redemption price per share to differ from the net asset value per share.

New Accounting Guidance Effective November 1, 2019, the fund adopted FASB guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2020, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2020, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of April 30, 2020, securities valued at $1,752,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 8% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2020, the notional amount of protection sold by the fund totaled $24,400,000 (1.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended April 30, 2020, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2020, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

Dollar Rolls The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2020, the value of loaned securities was $92,677,000; the value of cash collateral and related investments was $95,830,000.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $132,399,000 and $59,479,000, respectively, for the six months ended April 30, 2020. Purchases and sales of U.S. government securities aggregated $646,319,000 and $650,196,000, respectively, for the six months ended April 30, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2020, the cost of investments for federal income tax purposes was $1,361,800,000. Net unrealized gain aggregated $82,753,000 at period-end, of which $92,003,000 related to appreciated investments and $9,250,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring extraordinary expenses.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2020, approximately 8% of the outstanding shares of the fund were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 9–10, 2020 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2019, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may have received some benefit from soft-dollar arrangements pursuant to which research was received from broker-dealers that executed the fund’s portfolio transactions. However, the Board also considered that, effective January 2020, the Advisor began bearing the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Advisor has generally implemented an all-inclusive management fee structure for index funds so the portfolio managers know with certainty the impact that expenses have on performance against the funds’ benchmark indexes. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second and fourth quintiles (Expense Group) and first quintile (Expense Universe).

The Board requested additional information from management with respect to the fund’s relative management fee and total expenses ranking in the fourth quintile and fifth quintiles, and considered the information provided relating to the fund, other funds in the peer groups, and other factors that the Board determined to be relevant.

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the U.S. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2020